Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting information

The following tables present summary information by segment for the years ended December 31,2024 and 2025, respectively:

	Year Ended December 31, 2024
	Packaged software solutions	No-code platform and mobile application	Corporate Governance	Total
	S$	S$	S$	S$
Revenue	3,267,891	774,883	-	4,042,774
Cost of revenue	(2,655,675)	(333,549)	-	(2,989,224)

Gross profits	612,216	441,334	-	1,053,550

Loss from operation	(1,431,609)	(1,097,510)	(6,157,821)	(8,686,940
Other income	79,214	34,940	94,491	208,645)

Loss before tax expense	(1,352,395)	(1,062,570)	(6,063,330)	(8,478,295)

Income tax expense	(161,000)	(8,304)	-	(169,304

Net loss	(1,513,395)	(1,070,874)	(6,063,330)	(8,647,599

Total reportable assets	951,369	3,010,728	12,056,517	16,018,614

	Year Ended December 31, 2025
	Packaged software solutions	No-Code platform and mobile application	Corporate Governance	Total	Packaged software solutions	No-Code platform and mobile application	Corporate Governance	Total
	S$	S$	S$	S$	US$	US$	US$	US$
Revenue	3,714,411	1,968,428	-	5,682,839	2,888,570	1,530,778	-	4,419,348
Cost of revenue	(1,785,650)	(1,386,538)	-	(3,172,188)	(1,388,638)	(1,078,263)	-	(2,466,901)

Gross profits	1,928,761	581,890	-	2,510,651	1,499,932	452,515	-	1,952,447

Loss from operation	(2,035,462)	(773,579)	(4,660,526)	(7,469,567)	(1,582,908)	(601,586)	(3,624,330)	(5,808,824)
Other income (expenses)	(767)	2,896,534	219,466	3,115,233	(596)	2,252,534	170,671	2,422,609

Income (loss) before tax expense	(2,036,229)	2,122,955	(4,441,060)	(4,354,334)	(1,583,504)	1,650,948	(3,453,659)	(3,386,215)

Income tax expense	(17,895)	(99,005)	-	(116,900)	(13,916)	(76,993)	-	(90,909)

Net loss	(2,054,124)	2,023,950	(4,441,060)	(4,471,234)	(1,597,420)	1,573,955	(3,453,659)	(3,477,124)

Total reportable assets	4,178,389	6,494,333	1,177,557	11,850,279	3,249,389	5,050,418	915,745	9,215,552